SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Finite-lived Intangible Assets Amortization Expense [Table Text Block]
Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 -50 years
Machinery	5 - 10 years
Software	3 - 5 years
Vehicles	5- 6 years
Electronic and other equipment	3 - 10 years

Schedule Of Acquired Finite Lived Intangible Assets By Major Class [Table Text Block]
The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life
Customer relationship	57 - 60 months
Order backlog	21 - 33 months
Patents and copyrights	60 - 120 months

Residual values are considered nil.